Other financial assets - current - Summary of Other Financial Assets - Current (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of financial assets [abstract]
Derivative financial instruments	$ 253.1	₨ 19,184.9	₨ 28,514.2
Loans to channel partners	16.0	1,208.9	2,023.7
Advances and other receivables recoverable in cash	347.9	26,369.8	33,807.4
Inter corporate deposits	0.6	43.0	43.0
Government grant receivables	69.0	5,227.5	5,610.2
Restricted bank deposits	62.4	4,726.0	7,464.5
Lease receivables	3.8	289.2	238.6
Others	31.5	2,394.2
Total	$ 784.3	₨ 59,443.5	₨ 77,701.6